Consolidated Statements of Shareholders’ (Deficit) Equity - USD ($) $ in Thousands		Number of ordinary shares	Additional paid-in capital	Subscription receivable	Statutory reserves	Accumulated Other comprehensive loss	Accumulated deficit	Total Borqs Technologies, Inc. shareholders’ equity	Noncontrolling interest	Total
Balance at Dec. 31, 2019			$ 150,455	$ (15,287)	$ 2,097	$ (1,904)	$ (179,672)	$ (44,311)	$ (4,394)	$ (48,705)
Balance (in Shares) at Dec. 31, 2019	[1]	2,429,820
Consolidated net loss							(35,503)	(35,503)	715	(34,788)
Foreign exchange difference						661		661		661
Debt equity conversion settlement	[2]		3,594					3,594		3,594
Debt equity conversion settlement (in Shares)	[1],[2]	192,430
Disposal of Yuantel	[3]		(6,959)					(6,959)	3,566	(3,393)
Contribution by management	[4]		396					396		396
Issuance of ordinary shares for collateral	[5]		4,080	(4,080)
Issuance of ordinary shares for collateral (in Shares)	[1],[5]	250,000
Share-based compensation	[6]		19,994					19,994		19,994
Share-based compensation (in Shares)	[1],[6]	873,946
Balance at Dec. 31, 2020			171,560	(19,367)	2,097	(1,243)	(215,175)	(62,128)	(113)	(62,241)
Balance (in Shares) at Dec. 31, 2020	[1]	3,746,196
Consolidated net loss							(55,865)	(55,865)	(737)	(56,602)
Foreign exchange difference						152		152		152
Debt equity conversion settlement	[2]		36,092					36,092		36,092
Debt equity conversion settlement (in Shares)	[1],[2]	1,514,646
Disposal of a subsidiary					(196)			(196)		(196)
Issuance of warrants associated with convertible notes	[7]		12,950					12,950		12,950
Shares conversion of convertible notes	[7]		21,433					21,433		21,433
Shares conversion of convertible notes (in Shares)	[1],[7]	1,496,271
Warrants exercised into shares	[7]		55					55		55
Warrants exercised into shares (in Shares)	[1],[7]	1,931,729
Shares released from escrow	[5]			4,080				4,080		4,080
Acquisition of a subsidiary	[7]		5,516					5,516	6,513	12,029
Acquisition of a subsidiary (in Shares)	[1],[7]	925,398
Capital injection from non-controlling shareholders of a subsidiary	[8]								297	297
Share-based compensation	[6]		14,665					14,665		14,665
Share-based compensation (in Shares)	[1],[6]	594,980
Balance at Dec. 31, 2021			262,271	(15,287)	1,901	(1,091)	(271,040)	(23,246)	5,960	(17,286)
Balance (in Shares) at Dec. 31, 2021	[1]	10,209,220
Consolidated net loss							(34,032)	(34,032)	(4,829)	(38,861)
Foreign exchange difference						(2,421)		(2,421)		(2,421)
Loan conversion with ordinary shares	[2]		1,139					1,139		1,139
Loan conversion with ordinary shares (in Shares)	[2]	338,968
Issuance of ordinary shares as collateral			2,760	(2,760)
Issuance of ordinary shares as collateral (in Shares)		1,003,593
Issuance of warrants associated with convertible notes	[7]		6,069					6,069		6,069
Shares issued for additional acquisition cost to HHE	[7]		5,950					5,950		5,950
Shares issued for additional acquisition cost to HHE (in Shares)	[7]	5,000,000
Shares conversion of convertible notes	[7]		28,692					28,692		28,692
Shares conversion of convertible notes (in Shares)	[7]	19,324,628
Warrants exercised into shares	[7]
Warrants exercised into shares (in Shares)	[7]	17,360,652
Capital injection from non-controlling shareholders of a subsidiary	[8]								437	437
Deconsolidation of a subsidiary	[9]								(1,926)	(1,926)
Settlement of equity financing	[10]			3,669				3,669		3,669
Share-based compensation	[6]		3,386					3,386		3,386
Share-based compensation (in Shares)	[6]	3,945,572
Balance at Dec. 31, 2022			$ 310,267	$ (14,378)	$ 1,901	$ (3,512)	$ (305,072)	$ (10,794)	$ (358)	$ (11,152)
Balance (in Shares) at Dec. 31, 2022		57,182,633

[1]	Giving retroactive effect to the reverse split on June 27, 2022
[2]	Refer to Note 20(g) for information regarding debt repayment settlement.
[3]	Refer to Note 1(c) for information regarding transactions related to equity interests in Yuantel.
[4]	Refer to Note 20(h) for information regarding contribution by management.
[5]	Refer to Note 20(i) for information regarding issuance of shares for collateral.
[6]	Refer to Note 16(a)(b) for information regarding share-based compensation.
[7]	Refer to Note 14 for information regarding warrants granted associated with convertible notes.
[8]	Refer to Note 20(m) for information regarding capital injection from non-controlling shareholders.
[9]	Refer to Note 4 for information regarding deconsolidation of a subsidiary.
[10]	Refer to Note 20(c) for information regarding settlement of equity financing.